AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2017

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 292	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 293	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 19, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 292 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 19, 2017 as the new effective date for Post-Effective Amendment No. 188 to the Trust’s Registration Statement, which was filed on April 13, 2015 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 193, 198, 201, 204, 208, 211, 215, 219, 223, 228, 234, 238, 242, 248, 251, 257, 262, 269, 276, 283 and 288 to the Trust’s Registration Statement filed on June 11, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016, September 2, 2016, September 30, 2016, October 28, 2016, November 23, 2016 and December 22, 2016, respectively. This Amendment relates solely to PowerShares High Income Downside Hedged Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 188 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 230 to the Trust’s Registration Statement, which was filed on February 26, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of January, 2017.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	January 20, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	January 20, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	January 20, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	January 20, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	January 20, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	January 20, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	January 20, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	January 20, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	January 20, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	January 20, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	January 20, 2017
Donald H. Wilson

*By: /s/ Anna Paglia		January 20, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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